Interest-Bearing Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Interest-Bearing Borrowings [Abstract]
Schedule of repurchase the financial assets at the transaction’s maturity
	Note	Fixed interest rate per annum	Term	December 31, 2021	December 31, 2022
				RMB	RMB
Repurchase agreements
Funds obtained from
Financial institutions	(i)	10.5% to 13.8%	Within 2 years	45,250,000	111,593,865

Interest payable
Financial institutions	(i)			-	1,048,145
Total repurchase agreements				45,250,000	112,642,010

Schedule of carrying amounts of pledged assets
	December 31, 2021	December 31, 2022
	RMB	RMB
Underlying collateral types of gross obligations Repurchase agreements:

Loans principal, interest and financing service fee receivables	45,250,000	111,593,865

Total repurchase agreements	45,250,000	111,593,865

Schedule of contractual maturities of the gross obligations under repurchase agreements
	Overnight	Up to 30 days	30 to 90 days	Greater than 90 days	Total gross obligations
	RMB	RMB	RMB	RMB	RMB

Repurchase agreements
As of December 31, 2022	-	-	-	111,593,865	111,593,865
As of December 31, 2021	-	-	-	45,250,000	45,250,000

Schedule of other borrowings
Other borrowings	Note	Fixed interest rate per annum	Term	December 31, 2021	December 31, 2022
				RMB	RMB
Short-term:
Investors of consolidated VIEs	(i)	6.3% to 10.5%	Less than 1 year	4,654,388,213	5,675,480,078

Long-term:
Investors of consolidated VIEs	(i)	7.0% to 11.5%	1 - 5 years	3,330,334,482	1,991,623,976

Interest payable to
Investors of consolidated VIEs	(i)			57,169,385	60,455,283

Total				8,041,892,080	7,727,559,337

(i)	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2022, the borrowings from VIEs have principal RMB7,667,104,054, bearing interests from 6.3% to 11.5% per year.

Schedule of aggregate annual maturities of long-term borrowing obligations
	December 31, 2022
	2023	2024	2025	2026	2027	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Investors of consolidated VIEs	-	1,084,492,735	237,055,841	13,075,400	-	657,000,000	1,991,623,976

Schedule of carrying amounts of pledged assets
	December 31, 2021	December 31, 2022
	RMB	RMB
Loans principal, interest and financing service fee receivables	64,640,192	147,257,249

Total	64,640,192	147,257,249